Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Loss before income tax	$ (4,366,900)	$ (5,875,263)
Adjustments to reconcile loss
Depreciation expenses	592,712	564,701
Amortization expenses	1,033,583	1,044,365
Expected credit losses (gain)		67,291
Interest expense	414,555	181,531
Interest income	(9,706)	(9,530)
(Gain) loss on valuation of financial liabilities at fair value through profit or loss	(1,469,151)	4,146
Gain on disposal of property, plant and equipment, net		(39)
Share-based payments	818,500	200,912
Changes in operating assets and liabilities
Current contract assets	2,354,158	2,056,926
Accounts and notes receivable	3,279,731	3,333,893
Other receivables	(24,836)	(54,875)
Inventories	6,997	(20,048)
Prepayments	(372,111)	2,419,253
Other current assets	161,298	(1,633)
Other non-current assets	(43,855)	47,954
Current contract liabilities	253,756	(416,585)
Accounts and notes payable	(1,757,285)	(2,988,382)
Other payables	(2,290,730)	(742,603)
Other current liabilities	(200,057)	(17,239)
Provisions	34,867	(53,201)
Other non-current liabilities	56,136	(483,551)
Cash used in operations	(1,528,338)	(741,977)
Interest received	9,706	9,530
Interest paid	(275,969)	(170,743)
Income tax paid	(42,755)	(12,876)
Net cash used in operating activities	(1,837,356)	(916,066)
Cash flows from investing activities
Acquisition of financial assets at amortized cost	(7,575,343)	(64,069)
Proceeds from repayments of financial assets at amortized cost	7,292,928
Acquisition of property, plant and equipment	(40,058)	(52,536)
Proceeds from disposal of property, plant and equipment	1,017	575
Acquisition of intangible assets	(166,443)	(143,207)
Net cash used in investing activities	(487,899)	(259,237)
Cash flows from financing activities
Proceeds from short-term borrowings	2,826,915	708,452
Repayments of short-term borrowings	(1,387,615)	(1,279,522)
Proceeds from long-term borrowings	2,064,739	2,242,463
Repayments of long-term borrowings	(2,379,094)	(1,625,230)
Payments on bonds payable		(169,819)
Payments on lease liabilities	(550,070)	(517,250)
Proceeds from issuance of financial liabilities at fair value through profit or loss	50,000	1,475,471
Payments on financial liabilities at fair value through profit or loss	(1,097,678)
Proceeds from issuance of ordinary shares	667,045
Proceeds from exercise of share-based payments		4,260
Payments of transaction costs		(4,490)
Proceeds from guarantee deposits	214,700	565,008
Net cash generated from financing activities	408,942	1,399,343
Effect of foreign exchange rate changes	(116,171)	(117,783)
Net increase (decrease) in cash and cash equivalents	(2,032,484)	106,257
Cash and cash equivalents at beginning of period	3,646,756	3,030,298
Cash and cash equivalents at end of period	$ 1,614,272	$ 3,136,555